Note 22 (Detail) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Number of Wholly Owned Subsidiaries	1
Secured Debt	$ 967,900,000
Senior Notes, Unsecured	458,607,000	802,862,000
Subordinated Debt	7,004,000	13,323,000
Net [Member] | Subsidiary Issuer [Member]
Secured Debt	967,900,000
Senior Notes, Unsecured	458,600,000
Subsidiary Issuer [Member] | Senior Notes [Member]
Debt Instrument, Face Amount	460,600,000
Subsidiary Issuer [Member]
Debt Instrument, Face Amount	992,000,000
Subordinated Debt	$ 7,000,000
Tangible Equity Units [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.25%